Leases	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Leases [Abstract]
Leases

(6) Leases

Our operating leases primarily consist of leases of offices and storage space. The Company determines whether an arrangement contains a lease by evaluating whether it conveys the right to control the use of an identified asset. As of March 31, 2026, the Company recognized right-of-use assets and lease liabilities for leases that did not qualify for the short-term lease exemption in accordance with ASC 842.

Supplemental balance sheet information related to leases was as follows as of March 31, 2026:

2026
Operating lease ROU assets	$135,908
Current operating lease obligation	80,172
Non-current operating lease obligation	55,736
Total operating lease obligation	$135,908

Operating lease expense for the six months ended March 31, 2026 and 2025 was $47,154, and $56,052.

The undiscounted future minimum lease payment schedule as of March 31, 2026 was as follows:

Twelve months ending March 31, 2027	$85,195
Thereafter	56,796
Total lease payments	141,991
Less: interest	6,083
Present value of lease liabilities	$135,908

(7) Leases

Our operating leases primarily consist of leases of offices and storage space. The Company determines whether an arrangement contains a lease by evaluating whether it conveys the right to control the use of an identified asset. As of September 30, 2025, the Company recognized right-of-use assets and lease liabilities for leases that did not qualify for the short-term lease exemption in accordance with ASC 842.

Supplemental balance sheet information related to leases was as follows as of September 30, 2025 and 2024:

	2025	2024
Operating lease ROU assets	$18,534	$123,446
Current operating lease obligation	18,665	108,227
Non-current operating lease obligation	—	18,659
Total operating lease obligation	$18,665	$126,886

Operating lease expense for the year ended September 30, 2025 was $111,855.

The undiscounted future minimum lease payment schedule as of September 30, 2025 is as follows by years:

2026	$18,802
Total lease payments	18,802
Less: interest	137
Present value of lease liabilities	$18,665